Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Issued on April 25, 2013 [Member] Preferred Stock [Member] Successor [Member]	Preferred Shares Issued On May 22, 2013 [Member] Preferred Stock [Member] Successor [Member]	Preferred Shares Issued On May 22, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Preferred Shares Issued On May 22, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Preferred Shares Issued On May 22, 2013 [Member] Successor [Member] USD ($)	Issued on May 22, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on May 22, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on May 22, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on May 22, 2013 [Member] Successor [Member] USD ($)	Issued on October 30, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on October 30, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on October 30, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on October 30, 2013 [Member] Successor [Member] USD ($)	Issued on November 13, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on November 13, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on November 13, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on November 13, 2013 [Member] Successor [Member] USD ($)	Issued on November 20, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on November 20, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on November 20, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on November 20, 2013 [Member] Successor [Member] USD ($)	Issued on December 23, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on December 23, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on December 23, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on December 23, 2013 [Member] Successor [Member] USD ($)	Preferred Stock [Member] Successor [Member]	Preferred Stock [Member] USD ($)	Common Stock [Member] Successor [Member]	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Successor [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] Successor [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Parent [Member] Successor [Member] USD ($)	Parent [Member] USD ($)	Noncontrolling Interest [Member] Successor [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Successor [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2012																													$ 50,000		$ 2,318		$ (273,086)		$ (30,270)		$ 272,725		$ (288)		$ 272,437
Derivatives valuation, net of tax expense of $63																																			(507)		(507)				(507)
Unrealized gain on available for sale equity securities, net of tax expense of $25																																			94		94				94
Dividend paid to non-controlling interest partner																																							(173)		(173)
Balance at Mar. 31, 2013																													50,000		2,357		(269,632)		(47,207)		271,075		(387)		270,688
Net loss at Mar. 31, 2013																																	15,248				15,248		89		15,337
Balance at Apr. 22, 2013
Issuance of stock			20,000	20,000	20,000		885,000	885,000	885,000						8,000	8,000	8,000						3,847	3,847	3,847
Issuance of stock (in Shares)	2	1,999,998				88,529,500								761,904								349,691
Issuance of 1,900 common shares @ $11.00 per share on December 23, 2013 to an unrelated third party for services (in Shares)																						1,900
Foreign currency translation adjustments																																		(659)		(659)		16		(643)
Pension and postretirement plans, net of tax expense of $1,750																																		1,784		1,784				1,784
Derivatives valuation, net of tax expense of $63																																		100		100				100
Unrealized gain on available for sale equity securities, net of tax expense of $25																																		40		40				40
Dividend paid to non-controlling interest partner																																						(25)		(25)
Assignment of value for non controlling interest in business acquisition																																						97,433		97,433
Equity offering cost																														(24,078)						(24,078)				(24,078)
Equity compensation																														542						542				542
Exercise of warrants											137,248	137,248	137,248		4,106	4,106	4,106		5,367	5,367	5,367
Exercise of warrants (in Shares)										13,071,199				391,081				466,666
Preferred stock dividend rights																														172,006						172,006				172,006
Balance at Dec. 31, 2013																														1,212,038	1,212,038	(194,222)	(194,222)	1,265	1,265	1,019,081	1,019,081	96,021	96,021	1,115,102	1,115,102
Net loss at Dec. 31, 2013																																(194,222)				(194,222)		(1,403)		(195,625)
Balance (in Shares) at Dec. 31, 2013																										2,000,000	2,000,000	103,571,941	103,571,941
Issuance of stock																															44						44				44
Issuance of stock (in Shares)																													3,959												0
Foreign currency translation adjustments																																			3,288		3,288		(5)		3,283
Pension and postretirement plans, net of tax expense of $1,750																																			228		228				228
Derivatives valuation, net of tax expense of $63																																			4		4				4
Unrealized gain on available for sale equity securities, net of tax expense of $25																																			(34)		(34)				(34)
Dividend paid to non-controlling interest partner																																							(174)		(174)
Balance at Mar. 31, 2014																											20		1,182		1,401,673		(201,639)		4,751		1,205,987		97,311		1,303,298
Net loss at Mar. 31, 2014																																	$ (7,417)				$ (7,417)		$ 1,469		$ (5,948)
Balance (in Shares) at Mar. 31, 2014																											2,000,000		120,239,236